other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2021
other long-term liabilities
Schedule of other long-term liabilities

As at December 31 (millions)	Note	2021	2020
Contract liabilities	24	$82	$61
Other		3	5
Deferred revenues		85	66
Pension benefit liabilities	15	643	926
Other post-employment benefit liabilities		66	64
Restricted share unit liabilities		—	17
Derivative liabilities	4(h)	73	155
Investment in real estate joint ventures	21(b)	9	12
Other		23	15
		899	1,255
Deferred customer activation and connection fees	24	8	10
		$907	$1,265